Long-Term Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Nov. 30, 2015	Jan. 27, 2010
Debt Instrument [Line Items]
Total Principal	$ 3,374,560	$ 6,730,132
Unamortized discount and debt issuance costs	(26,048)	(90,586)
Total debt	3,348,512	6,639,546
Less current portion	(727,434)	(998,591)
Long-term portion	2,621,078	5,640,955
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Total Principal	$ 592,657	592,657
Interest rate	8.50%		8.50%	8.50%
Norwegian Kroner-denominated Bonds due through 2021
Debt Instrument [Line Items]
Total Principal	$ 389,320	628,257
U.S. Dollar-denominated Term Loans due through 2028
Debt Instrument [Line Items]
Total Principal	1,264,070	3,702,997
U.S. Dollar Bonds due through 2024
Debt Instrument [Line Items]
Total Principal	0	466,680
Euro-denominated Term Loans due through 2023
Debt Instrument [Line Items]
Total Principal	233,764	219,733
Other U.S. Dollar-denominated loan
Debt Instrument [Line Items]
Total Principal	10,000	0
Revolving Credit Facilities
Debt Instrument [Line Items]
Total Principal	$ 884,749	$ 1,119,808